Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from contracts with customers
Schedule of detailed information of revenue from contracts with customers

	2024	2023	2022
National sales
Mid–distillates (1)	28,672,298	32,605,842	39,182,510
Gasoline and turbo fuels (1)	17,804,372	23,129,025	27,620,199
Natural gas	4,096,126	4,358,266	4,162,876
Services	3,877,130	3,232,784	3,601,681
Electric power transmission services (2)	3,226,557	2,769,897	2,595,505
Plastic and rubber	919,788	1,225,223	1,568,816
LPG and propane	630,570	762,349	1,094,332
Asphalts	794,111	938,185	897,200
Fuel gas service	1,082,710	989,084	860,102
Crude oil	302	128,416	375,790
Roads and Construction Services (2)	330,053	349,834	355,737
Aromatics	246,612	297,957	343,792
Polyethylene	328,649	314,184	302,630
Fuel oil	20,527	36,298	9,213
Other income gas contracts	—	30	1,940
Other products	626,068	607,708	679,183
	62,655,873	71,745,082	83,651,506
Foreign sales
Crude oil	48,805,672	49,559,864	56,651,753
Electric power transmission services (2)	6,134,698	5,666,389	5,114,783
Roads and Construction Services (2)	5,465,389	4,761,317	4,676,822
Fuel oil	3,920,500	4,028,908	4,348,312
Diesel	1,203,562	4,097,117	2,324,861
Plastic and rubber	1,230,748	1,393,669	2,036,201
LPG and propane	346,908	302,159	339,837
Natural gas	43,539	105,413	254,054
Gasoline and turbo fuels	360,438	193,394	157,685
Cash flow hedges (3)	(345,499)	(468,407)	(1,578,246)
Other products	3,508,600	1,804,697	1,633,510
	70,674,555	71,444,520	75,959,572
	133,330,428	143,189,602	159,611,078
(1)	Includes the corresponding value to the application of Decree 180522 of March 29, 2010, and other standards that modify and add (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure to recognize the subsidy for refiners and importers of ordinary motor gasoline and ACPM, and the methodology for calculating the net position, which can be positive or negative. As of December 31, 2024, the value recognized by price differential corresponds to $7,525,429 (2023: $20,531,095; 2022: $36,532,743). The balance receivable for this concept is detailed in Note 7.
(2)	Corresponds to the revenue related to the electric power transmission contracts and toll roads concessions of Interconexión Eléctrica S.A. E.S.P.
(3)	Includes the result of hedging for future exports (Note 30.3) for $(238,943) (2023: ($479,779)); (2022: ($1,143,287)) and operations with derivative financial instruments for $(106,556) (2023: $11,372); (2022: ($434,959)).

Schedule of sales by geographic areas

	2024	%	2023	%	2022	%
Colombia	62,655,873	47.0%	71,745,082	50.1%	83,651,506	52.4%
Asia	24,295,815	18.2%	28,841,440	20.1%	22,547,997	14.1%
United States	27,094,454	20.3%	24,991,770	17.5%	27,120,783	17.0%
South America and others	16,209,032	12.2%	12,223,922	8.5%	13,609,587	8.5%
Central America and the Caribbean	412,408	0.3%	2,637,460	1.9%	9,841,202	6.2%
Europe	2,662,846	2.0%	2,749,928	1.9%	2,840,003	1.8%
	133,330,428	100.0%	143,189,602	100.0%	159,611,078	100%